INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 2,687
Cost at end of year	2,846	$ 2,687
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	3,332	3,527
Additions, net of disposals	41	38
Non cash additions	0	5
Foreign currency translation	202	(238)
Cost at end of year	$ 3,575	$ 3,332